Vessels, Net (Details Narrative)	6 Months Ended
Jun. 30, 2020
Sale of Vessel Pyxis Delta [Member]
Net proceeds from sale of vessel	The total net proceeds from the sale of the vessel were $13,197, $5,674 out of which was used to prepay the loan facility secured by Pyxis Delta and Pyxis Theta and $7,523 for the repayment of the Company's liabilities to Maritime and obligations to its trade creditors.